STATEMENTS OF CASH FLOWS - USD ($)		3 Months Ended			6 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	May 16, 2022	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net income (loss)		$ 378,877		$ 2,003,390	$ 2,959,529	$ 3,847,094	$ (990,638)	$ 4,548,351
Adjustments to reconcile net income (loss) to net cash used in operating activities:
General and administrative expenses paid by related party in exchange for issuance of common stock							1,000
General and administrative expenses paid by related party under promissory note							1,981
Offering costs - derivative warrant liability							34,474
Loss upon issuance of private placement warrants							4,154,950
Change in fair value of derivative warrant liability		236,070	$ (1,605,330)	(2,691,270)	(4,296,600)	(4,863,180)	(5,665,840)	(5,146,470)
Gain on settlement of deferred underwriting commissions	$ (3,900,000)
Gain from extinguishment of deferred underwriting commissions allocated to derivative warrant liability			(179,595)		(179,595)	(179,595)		(179,595)
Income from investments held in Trust Account		(1,973,783)	(124,764)	(44,028)	(168,792)	(1,073,311)	(41,153)	(2,400,690)
Change in operating assets and liabilities:
Prepaid expenses		154,385		151,724	288,199	394,156	(812,724)	569,972
Accounts payable		(166,404)		26,183	79,438	195,119	51,807	125,350
Franchise tax payable		(26,450)		(105,529)	(56,214)	(163,696)	185,205	(142,500)
Income tax payable		403,994				164,076		181,374
Accrued expenses		468,720		379,547	940,161	684,840	1,557,213	873,215
Net cash used in operating activities		(509,591)		(279,983)	462,449	994,497	(1,523,725)	(1,570,993)
Cash Flows from Investing Activities
Cash deposited in Trust Account							(171,615,000)
Income from investments released from Trust Account to pay for taxes								568,642
Net cash provided by investing activities		81,239					(171,615,000)	568,642
Cash Flows from Financing Activities:
Proceeds from note payable to related party							500
Repayment of note payable to related party							(69,809)
Proceeds received from initial public offering, gross							171,615,000
Proceeds received from private placement							7,082,300
Offering costs paid							(3,766,760)	(85,000)
Net cash provided by (used in) financing activities							174,861,231	(85,000)
Net change in cash		(428,352)		(279,983)			1,722,506	(1,087,351)
Cash - beginning of the period		635,155	$ 1,442,523	1,722,506	$ 1,722,506	$ 1,722,506	0	1,722,506
Cash - end of the period		$ 206,803		$ 1,442,523			1,722,506	635,155
Supplemental disclosure of noncash activities:
Offering costs paid by Sponsor in exchange for issuance of common stock							24,000
Offering costs included in accrued expenses							98,924	13,924
Offering costs paid by related party under promissory note							67,327
Deferred underwriting commissions in connection with the initial public offering							$ 6,006,525
Extinguishment of deferred underwriting commissions allocated to Public Shares								3,724,646
Supplemental cash flow information:
Cash paid for taxes								$ 257,000